Accrued Severance (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Severance [Abstract]
Schedule of Accrued Severance	Although certain employees have waived their rights to receive severance pay on a portion of their salaries, the Company has recorded a provision for the full amount that may have been required under Israeli labor law.
	December 31,
	2025	2024

Severance liability	$329,827	219,520
Funded portion	(153,734)	(95,539)
Severance liability, net of funded portion	$176,093	123,981